Schedule of carrying amounts of goodwill cash generating unit (Details) - USD ($) $ in Thousands	Jun. 30, 2026	May 12, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Goodwill	$ 18,181		$ 1,788	$ 1,636	$ 17,698
Cromwell AS [Member]
IfrsStatementLineItems [Line Items]
Goodwill	16,399	$ 16,399
Temboe LVBV [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,782		$ 1,788	$ 1,636